Real Estate Acquisitions and Dispositions Acquisition (FY) (Details) $ in Thousands														12 Months Ended
	Dec. 12, 2018 USD ($)	Nov. 09, 2018 USD ($)	Oct. 03, 2018 USD ($)	Sep. 28, 2018 USD ($)	Feb. 26, 2018 USD ($)	Oct. 26, 2017 USD ($)	Oct. 20, 2017 USD ($)	Sep. 05, 2017 USD ($)	Jun. 20, 2017 USD ($)	Jun. 15, 2017 USD ($)	May 05, 2017 USD ($)	Apr. 18, 2017 USD ($)	Feb. 10, 2017 USD ($)	Dec. 31, 2018 USD ($) property	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2019 property	Nov. 16, 2018	Oct. 04, 2017
Real Estate Properties [Line Items]
Number of real estate acquisitions														91	84
Number of real estate properties | property														303			298
Number of real estate acquisitions, excluding those from business combinations														5	8
Number of Land Parcels Purchased														2
Payments to Acquire Land														$ 1,000
Purchase price of real estate property														$ 363,519	$ 0	$ 0
Shoppes of Lake Village
Real Estate Properties [Line Items]
Purchase price of real estate property					$ 8,423
Leased percentage of rentable SF at acquisition					71.30%
Sierra Visa Plaza
Real Estate Properties [Line Items]
Purchase price of real estate property				$ 22,151
Leased percentage of rentable SF at acquisition				81.00%
Wheat Ridge Marketplace
Real Estate Properties [Line Items]
Purchase price of real estate property			$ 18,684
Leased percentage of rentable SF at acquisition			90.10%
Atlantic Plaza
Real Estate Properties [Line Items]
Purchase price of real estate property		$ 27,250
Leased percentage of rentable SF at acquisition		95.90%
Cinco Ranch at Market Center
Real Estate Properties [Line Items]
Purchase price of real estate property	$ 21,359
Leased percentage of rentable SF at acquisition	96.00%
Atwater Marketplace
Real Estate Properties [Line Items]
Purchase price of real estate property													$ 15,047
Leased percentage of rentable SF at acquisition													94.60%
Rocky Ridge Station
Real Estate Properties [Line Items]
Purchase price of real estate property												$ 37,269
Leased percentage of rentable SF at acquisition												96.30%
Greentree Station
Real Estate Properties [Line Items]
Purchase price of real estate property											$ 12,330
Leased percentage of rentable SF at acquisition											90.30%
Titusville Station
Real Estate Properties [Line Items]
Purchase price of real estate property										$ 13,830
Leased percentage of rentable SF at acquisition										71.70%
Sierra Station
Real Estate Properties [Line Items]
Purchase price of real estate property									$ 29,175
Leased percentage of rentable SF at acquisition									94.00%
Hoffman Station
Real Estate Properties [Line Items]
Purchase price of real estate property								$ 34,923
Leased percentage of rentable SF at acquisition								93.10%
Winter Springs
Real Estate Properties [Line Items]
Purchase price of real estate property							$ 24,976
Leased percentage of rentable SF at acquisition							91.90%
Flynn Crossing
Real Estate Properties [Line Items]
Purchase price of real estate property						$ 23,806
Leased percentage of rentable SF at acquisition						96.40%
REIT II
Real Estate Properties [Line Items]
Number of real estate properties																		86
Phillips Edison Limited Partnership
Real Estate Properties [Line Items]
Number of real estate properties																			76